Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.64%
New York–87.85%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2035	$ 745	$ 923,946
Series 2018 A, RB	5.00%	12/15/2036	780	966,215
Series 2018 A, RB	5.00%	12/15/2037	820	1,013,886
Series 2018 A, RB	5.00%	12/15/2038	500	617,308
Series 2018 B, RB(a)	5.00%	12/15/2030	240	296,895
Series 2018 B, RB(a)	5.00%	12/15/2031	300	371,049
Series 2018 B, RB(a)	5.00%	12/15/2032	320	395,617
Albany Capital Resource Corp. (Albany Law School of Union University);
Series 2017 A, Ref. RB	5.00%	07/01/2029	1,500	1,764,891
Series 2017 A, Ref. RB	5.00%	07/01/2031	1,520	1,772,892
Albany Capital Resource Corp. (Brighter Choice Elementary);
Series 2021, RB	3.25%	04/01/2023	345	345,188
Series 2021, Ref. RB	3.25%	04/01/2031	6,185	6,730,370
Albany Capital Resource Corp. (College of Siant Rose (The)); Series 2021, Ref. RB	4.00%	07/01/2036	7,295	8,142,955
Albany Capital Resource Corp. (College Saint Rose (The)); Series 2011 A, RB(b)(c)	5.63%	12/13/2021	1,475	1,477,458
Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2024	400	443,031
Series 2016 A, Ref. RB	5.00%	05/01/2025	300	344,098
Series 2016 A, Ref. RB	5.00%	05/01/2026	300	355,395
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	5.00%	10/01/2027	655	763,010
Series 2018, Ref. RB	5.00%	10/01/2028	690	815,247
Series 2018, Ref. RB	5.00%	10/01/2029	730	856,426
Series 2018, Ref. RB	5.00%	10/01/2030	760	886,386
Series 2018, Ref. RB	5.00%	10/01/2031	805	933,362
Series 2018, Ref. RB	5.00%	10/01/2043	540	607,999
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2027	500	601,337
Series 2016, Ref. RB	5.25%	11/01/2028	1,000	1,200,016
Series 2016, Ref. RB	5.25%	11/01/2029	1,000	1,197,364
Series 2016, Ref. RB	5.25%	11/01/2030	650	776,567
Series 2016, Ref. RB	5.25%	11/01/2031	650	774,852
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB (INS - AGM)(d)	4.00%	07/15/2029	1,750	1,978,946
Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2031	1,350	1,528,510
Broome County Local Development Corp. (United Health Services Hospital);
Series 2020, Ref. RB (INS - AGM)(d)	4.00%	04/01/2038	1,500	1,745,765
Series 2020, Ref. RB (INS - AGM)(d)	4.00%	04/01/2040	2,900	3,363,023
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2026	150	177,226
Series 2018, Ref. RB	5.00%	10/01/2027	150	181,497
Series 2018, Ref. RB	5.00%	10/01/2028	165	203,918
Series 2018, Ref. RB	5.00%	10/01/2029	175	215,007
Series 2018, Ref. RB	5.00%	10/01/2030	200	243,970
Series 2018, Ref. RB	5.00%	10/01/2031	200	243,120
Build NYC Resource Corp. (Academic Leadership Charter School); Series 2021, RB	4.00%	06/15/2036	365	414,732
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	4.00%	06/01/2028	1,290	1,401,886
Series 2018, RB	5.00%	06/01/2033	1,190	1,343,705
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(e)	5.25%	12/31/2033	5,000	5,462,447
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2036	125	146,703
Series 2019, RB	4.00%	07/01/2037	150	175,572
Series 2019, RB	4.00%	07/01/2038	150	175,172
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(e)	5.00%	12/01/2039	$ 1,965	$ 2,136,192
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2025	465	535,518
Series 2017, Ref. RB	5.00%	08/01/2028	600	726,176
Series 2017, Ref. RB	5.00%	08/01/2030	1,140	1,369,730
Series 2017, Ref. RB	3.00%	08/01/2031	1,000	1,072,595
Series 2017, Ref. RB	5.00%	08/01/2032	635	759,638
Build NYC Resource Corp. (New Dawn Charter Schools); Series 2019, RB(e)	5.00%	02/01/2033	1,265	1,367,925
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB	4.00%	06/15/2031	325	360,830
Build NYC Resource Corp. (Richmond Prep Charter School); Series 2021 A, RB(e)	5.00%	06/01/2036	525	604,920
Build NYC Resource Corp. (Royal Charter Properties, Inc. - New York & Presbyterian Hospital Leasehold); Series 2012, RB (INS - AGM)(d)	4.75%	12/15/2026	2,000	2,071,989
Build NYC Resource Corp. (Seton Education Partners-Brilla); Series 2021 A, RB(e)	4.00%	11/01/2031	1,270	1,476,478
Build NYC Resource Corp. (Wagner College Program);
Series 2012, RB (INS - AGM)(d)	5.00%	07/01/2024	1,395	1,429,907
Series 2012, RB (INS - AGM)(d)	5.00%	07/01/2025	1,705	1,746,569
Series 2012, RB (INS - AGM)(d)	5.00%	07/01/2026	1,650	1,689,463
Series 2012, RB (INS - AGM)(d)	5.00%	07/01/2028	1,705	1,745,929
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB(b)(c)	5.00%	08/01/2022	1,000	1,032,058
Series 2012, RB(b)	5.00%	08/01/2022	500	516,029
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2016 A, Ref. RB	5.00%	05/01/2022	345	351,581
Series 2016 A, Ref. RB	5.00%	05/01/2023	365	388,341
Series 2016 A, Ref. RB	5.00%	05/01/2024	380	419,725
Series 2016 A, Ref. RB	5.00%	05/01/2025	400	456,745
Series 2016 A, Ref. RB	5.00%	05/01/2026	415	487,852
Series 2016 A, Ref. RB	5.00%	05/01/2027	445	520,606
Series 2016 A, Ref. RB	5.00%	05/01/2028	465	541,002
Series 2016 A, Ref. RB	5.00%	05/01/2029	485	561,194
City of Geneva Development Corp. (Hobart & William Smith Colleges); Series 2012, Ref. RB(b)(c)	5.00%	09/01/2022	500	518,027
Dutchess County Local Development Corp. (Culinary Institute); Series 2021, Ref. RB	5.00%	07/01/2032	325	414,423
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2030	8,600	10,182,286
Dutchess County Local Development Corp. (Vassar College); Series 2020, Ref. RB	5.00%	07/01/2045	8,710	11,132,501
Elmira (City of), NY;
Series 2020, GO Bonds	5.00%	07/01/2026	1,000	1,095,104
Series 2020, GO Bonds	5.00%	07/01/2035	1,500	1,878,013
Erie (County of), NY;
Series 2012 A, GO Bonds(b)(c)	5.00%	04/01/2022	525	533,450
Series 2012 A, GO Bonds(b)(c)	5.00%	04/01/2022	600	609,657
Series 2012 A, GO Bonds(b)(c)	5.00%	04/01/2022	500	507,963
Series 2012 A, GO Bonds(b)(c)	5.00%	04/01/2022	700	711,267
Erie (County of), NY Industrial Development Agency (The); Series 2012, RB	5.00%	05/01/2023	1,000	1,019,774
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2031	29,630	29,670,792
Essex County Capital Resource Corp. (North Country Community College Association, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2022	75	76,546
Series 2017, Ref. RB	5.00%	06/01/2024	155	165,894
Series 2017, Ref. RB	5.00%	06/01/2026	175	195,722
Series 2017, Ref. RB	5.00%	06/01/2027	100	115,144
Series 2017, Ref. RB	5.00%	06/01/2028	100	114,332
Series 2017, Ref. RB	5.00%	06/01/2031	320	359,548
Series 2017, Ref. RB	5.00%	06/01/2035	255	284,039
Essex County Capital Resource Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2022	235	239,843
Series 2017, Ref. RB	5.00%	06/01/2023	250	265,151
Series 2017, Ref. RB	5.00%	06/01/2024	255	278,728
Series 2017, Ref. RB	5.00%	06/01/2025	270	304,036
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Franklin (County of), NY Solid Waste Management Authority;
Series 2012, RB	5.00%	06/01/2027	$ 835	$ 854,055
Series 2015 A, RB(a)	5.00%	06/01/2023	270	287,365
Series 2015 A, RB(a)	5.00%	06/01/2024	285	315,613
Series 2019, RB(a)	4.00%	06/01/2022	810	823,458
Series 2019, RB(a)	4.00%	06/01/2023	845	886,780
Series 2019, RB(a)	4.00%	06/01/2024	875	947,351
Franklin County Civic Development Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2022	180	183,710
Series 2017, Ref. RB	5.00%	06/01/2023	185	196,211
Series 2017, Ref. RB	5.00%	06/01/2024	195	213,145
Series 2017, Ref. RB	5.00%	06/01/2025	205	230,842
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A, RB (Acquired 06/26/2018; Cost $1,305,000)(e)(f)	4.75%	07/01/2028	1,305	1,389,659
Hempstead Town Local Development Corp. (Molloy College);
Series 2017, Ref. RB	5.00%	07/01/2029	200	238,020
Series 2017, Ref. RB	5.00%	07/01/2030	170	201,320
Series 2017, Ref. RB	5.00%	07/01/2031	150	177,049
Series 2017, Ref. RB	5.00%	07/01/2032	275	324,043
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	5.00%	02/15/2038	2,125	2,533,795
Hudson Yards Infrastructure Corp. (Green Bonds);
Series 2021 A, Ref. RB	4.00%	02/15/2037	8,420	10,321,719
Series 2021 A, Ref. RB	4.00%	02/15/2039	13,000	15,852,304
Long Island (City of), NY Power Authority;
Series 2012 B, RB	5.00%	09/01/2026	17,170	17,780,831
Series 2012 B, RB	5.00%	09/01/2027	10,000	10,354,985
Series 2012 B, RB	5.00%	09/01/2029	15,115	15,650,397
Series 2016 B, Ref. RB	5.00%	09/01/2034	6,635	7,869,553
Series 2018, RB	5.00%	09/01/2035	11,000	13,906,538
Series 2020 A, Ref. RB	4.00%	09/01/2039	1,650	1,977,384
Series 2020 A, Ref. RB	4.00%	09/01/2040	215	257,020
Series 2021 B, Ref. RB(c)	1.50%	09/01/2026	1,750	1,794,962
Metropolitan Transportation Authority;
Series 2002 D-1, Ref. RB	5.00%	11/01/2025	4,000	4,167,459
Series 2002 D-1, Ref. RB	5.00%	11/01/2028	5,075	5,280,780
Series 2012 A, Ref. RB	5.00%	11/15/2025	625	652,858
Series 2012 A, Ref. RB	5.00%	11/15/2026	315	328,977
Series 2012 A, Ref. RB	5.00%	11/15/2027	250	261,043
Series 2012 A, Ref. RB	5.00%	11/15/2028	260	271,460
Series 2012 A, Ref. RB	4.00%	11/15/2031	740	762,058
Series 2012 B, RB	4.25%	11/15/2039	500	516,286
Series 2012 C, RB(b)(c)	5.00%	11/15/2022	4,015	4,201,114
Series 2012 C, RB(b)(c)	5.00%	11/15/2022	2,865	2,997,806
Series 2012 C, RB(b)(c)	5.00%	11/15/2022	1,435	1,501,519
Series 2012 C, RB	5.00%	11/15/2029	7,135	7,433,616
Series 2012 C, RB	5.00%	11/15/2030	3,565	3,712,109
Series 2012 F, Ref. RB	5.00%	11/15/2025	2,840	2,963,908
Series 2012 F, Ref. RB	5.00%	11/15/2030	20,240	21,075,200
Metropolitan Transportation Authority (Green Bonds); Series 2017 B-2, RB	5.00%	11/15/2034	1,875	2,300,172
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2026	350	400,160
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2017, Ref. RB	4.00%	10/01/2034	600	675,217
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2026	400	418,059
Series 2013 A, Ref. RB	5.00%	12/01/2027	345	360,441
Series 2013 A, Ref. RB	5.00%	12/01/2028	1,315	1,373,820
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (Rochester Regional Health);
Series 2020, Ref. RB	5.00%	12/01/2032	$ 535	$ 696,569
Series 2020, Ref. RB	5.00%	12/01/2033	1,815	2,359,183
Series 2020, Ref. RB	5.00%	12/01/2034	1,000	1,296,980
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	1,415	1,554,451
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2012 A, Ref. RB	5.00%	06/01/2023	615	628,367
Nassau (County of), NY;
Series 2016 C, GO Bonds	5.00%	04/01/2029	3,160	3,722,043
Series 2017 B, GO Bonds	5.00%	04/01/2031	365	438,764
Series 2018 B, GO Bonds (INS - AGM)(d)	5.00%	07/01/2036	5,850	7,226,535
Series 2018 B, GO Bonds (INS - AGM)(d)	5.00%	07/01/2038	5,450	6,722,859
Series 2018 B, GO Bonds (INS - AGM)(d)	5.00%	07/01/2039	4,775	5,881,060
Series 2019 B, GO Bonds (INS - AGM)(d)	5.00%	04/01/2039	2,895	3,676,841
Series 2019 B, GO Bonds (INS - AGM)(d)	5.00%	04/01/2040	3,950	5,005,119
Series 2021 A, GO Bonds (INS - AGM)(d)	4.00%	04/01/2040	5,725	6,852,822
Series 2021 A, GO Bonds (INS - AGM)(d)	4.00%	04/01/2041	5,960	7,110,984
Series 2021 A, GO Bonds (INS - AGM)(d)	4.00%	04/01/2042	6,205	7,395,307
Series 2021 A, GO Bonds (INS - AGM)(d)	4.00%	04/01/2043	6,460	7,702,140
Nassau (County of), NY Industrial Development Agency;
Series 2007 A-A, RB	5.95%	11/01/2022	85	85,092
Series 2007 A-C, RB	5.95%	11/01/2022	75	74,655
Series 2007 A-F, RB	5.95%	11/01/2022	80	79,597
Series 2007 A-G, RB	6.15%	11/01/2022	200	199,132
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2032	660	729,525
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	4.70%	12/01/2028	1,470	1,471,017
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2027	5,690	5,810,549
Nassau County Local Economic Assistance Corp. (Winthrop-University Hospital Association); Series 2012, Ref. RB(b)(c)	5.00%	07/01/2022	4,500	4,627,492
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	2,000	2,058,918
Nassau Health Care Corp.;
Series 2009, Ref. RB	5.00%	08/01/2028	5,250	6,572,207
Series 2009, Ref. RB	5.00%	08/01/2029	5,595	7,151,284
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-1, RB(e)	4.20%	08/01/2028	3,080	2,958,505
New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2025	325	372,568
Series 2015 A, Ref. RB	5.00%	07/01/2029	1,100	1,243,076
New Rochelle (City of), NY Industrial Development Agency (College of New Rochelle); Series 1999, RB (Acquired 08/15/2011; Cost $4,111,473)(f)(g)	5.25%	07/01/2027	4,112	82,229
New York & New Jersey (States of) Port Authority;
Series 2012 172, RB(a)	5.00%	10/01/2025	10,755	10,924,105
Series 2012 172, RB(a)	5.00%	10/01/2028	10,000	10,156,558
Series 2012 172, RB(a)	5.00%	10/01/2030	13,075	13,279,700
Series 2012 172, RB(a)	5.00%	10/01/2034	2,050	2,081,540
Series 2012, RB	4.00%	12/01/2023	725	738,412
Series 2012, RB	4.00%	12/01/2025	1,215	1,237,111
Series 2012, RB	4.00%	12/01/2026	390	397,012
Series 2012, RB(a)	5.00%	10/01/2027	1,235	1,254,335
Series 2012, RB	5.00%	07/15/2030	1,250	1,257,131
Series 2012, RB	4.50%	07/15/2031	220	221,118
Series 2012, RB	4.00%	12/01/2031	720	733,239
Series 2012, RB	4.50%	07/15/2036	1,500	1,507,399
Series 2012, RB	4.00%	07/15/2037	1,000	1,004,166
Series 2012, RB	4.00%	07/15/2038	200	200,825
Series 2014 185, RB(a)	5.00%	09/01/2026	12,500	13,910,139
Series 2014 186, Ref. RB(a)	5.00%	10/15/2031	3,775	4,197,907
Series 2017 202, Ref. RB(a)	5.00%	04/15/2037	12,235	14,622,577
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2017 206, Ref. RB(a)	5.00%	11/15/2042	$ 5,000	$ 6,040,071
Series 2018 207, Ref. RB(a)	5.00%	09/15/2030	3,385	4,173,721
Series 2018 207, Ref. RB(a)	5.00%	09/15/2032	1,555	1,908,770
Series 2019 217, RB	4.00%	11/01/2039	3,750	4,448,955
Series 2019 218, RB(a)	5.00%	11/01/2039	9,000	11,134,834
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2027	45	45,695
Series 1996 J, GO Bonds	6.00%	02/15/2024	5	5,024
Series 1996 J, GO Bonds	5.50%	02/15/2026	5	5,022
Series 1996 J, GO Bonds (INS - FGIC)(d)	5.50%	02/15/2026	10	10,043
Series 1997 C, GO Bonds (INS - NATL)(d)	5.50%	11/15/2037	10	10,043
Series 2002 D, GO Bonds	5.50%	06/01/2028	5	5,022
Series 2004 B, GO Bonds	5.13%	08/01/2022	5	5,020
Series 2005 O, GO Bonds	5.00%	06/01/2023	5	5,019
Series 2012 B, GO Bonds	5.00%	08/01/2024	500	515,824
Series 2012 B, GO Bonds	5.00%	08/01/2025	325	335,286
Series 2012 E, Ref. GO Bonds	5.00%	08/01/2024	4,140	4,173,506
Series 2012 EE, RB	5.25%	06/15/2030	5,960	6,122,166
Series 2012 EE, RB	5.00%	06/15/2034	2,140	2,195,244
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2024	1,170	1,179,469
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2026	500	504,047
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2028	3,710	3,739,964
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2030	1,510	1,522,043
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2031	400	403,184
Series 2012 I, GO Bonds(b)(c)	5.00%	08/01/2022	2,000	2,064,390
Series 2012 I, GO Bonds	5.00%	08/01/2025	1,055	1,088,389
Series 2013 D, GO Bonds	5.00%	08/01/2026	22,970	24,225,359
Series 2013 D, GO Bonds	5.00%	08/01/2027	26,090	27,512,722
Series 2013 DD, RB	5.00%	06/15/2034	475	508,660
Series 2013 E, GO Bonds(b)(c)	5.00%	02/01/2023	105	110,815
Series 2013 E, GO Bonds	5.00%	08/01/2026	18,760	19,785,273
Series 2013 E, GO Bonds	5.00%	08/01/2027	28,580	30,138,505
Series 2013 EE, RB	5.00%	06/15/2035	90	96,349
Series 2017, Ref. RB	5.00%	06/15/2038	15,000	18,199,254
Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	4,000	4,919,944
Series 2019 CC-1, RB	4.00%	06/15/2038	4,705	5,617,135
Series 2020 FF, Ref. RB	4.00%	06/15/2041	7,150	8,502,945
Series 2021 BB-1, Ref. RB	4.00%	06/15/2045	6,500	7,828,215
New York (City of), NY Educational Construction Fund;
Series 2021 A, Ref. RB	4.00%	04/01/2039	6,560	7,829,203
Series 2021 A, Ref. RB	4.00%	04/01/2040	6,825	8,124,144
Series 2021 A, Ref. RB	4.00%	04/01/2041	7,095	8,424,873
New York (City of), NY Industrial Development Agency (2002 Rosco, Inc.); Series 2002, IDR(a)	5.63%	06/01/2022	350	350,876
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.84%) (INS - FGIC)(d)(h)	7.06%	03/01/2022	8,655	8,721,163
Series 2006, RB (CPI Rate + 0.85%) (INS - NATL)(d)(h)	7.07%	03/01/2023	6,550	6,790,323
Series 2006, RB (CPI Rate + 0.86%) (INS - NATL)(d)(h)	7.08%	03/01/2024	195	207,096
Series 2006, RB (CPI Rate + 0.87%) (INS - FGIC)(d)(h)	7.09%	03/01/2025	200	216,735
Series 2006, RB (CPI Rate + 0.88%) (INS - FGIC)(d)(h)	7.10%	03/01/2026	985	1,085,147
Series 2006, RB (CPI Rate + 0.89%) (INS - FGIC)(d)(h)	7.11%	03/01/2027	1,000	1,116,293
Series 2020, Ref. RB (INS - AGM)(d)	4.00%	03/01/2031	2,500	3,037,096
Series 2020, Ref. RB (INS - AGM)(d)	4.00%	03/01/2032	4,205	5,073,940
Series 2020, Ref. RB (INS - AGM)(d)	4.00%	03/01/2045	7,930	9,169,994
New York (City of), NY Municipal Water Finance Authority;
Series 2012 CC, Ref. RB(b)(c)	5.00%	12/15/2021	340	340,599
Series 2013 BB, RB	5.00%	06/15/2047	5,000	5,245,590
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2012 S-1, RB	5.00%	07/15/2027	$ 1,880	$ 1,936,019
Series 2012 S-1, RB	5.00%	07/15/2028	9,300	9,575,933
Series 2012 S-1, RB	5.00%	07/15/2029	10,315	10,621,048
Series 2012 S-1, RB	5.00%	07/15/2030	11,325	11,660,294
Series 2012 S-1, RB	5.00%	07/15/2031	425	437,556
Series 2012 S-1, RB	5.00%	07/15/2033	1,010	1,039,710
Series 2016 A-1, RB	5.00%	05/01/2037	3,085	3,629,493
Series 2017 A-E-1, RB	5.00%	02/01/2038	7,980	9,597,228
Series 2018 C-2, RB	5.00%	05/01/2038	5,000	6,191,470
Series 2018 S-3, RB	5.00%	07/15/2037	2,450	3,050,823
Series 2020, RB	4.00%	05/01/2040	15,000	17,914,977
Series 2021 E-1, RB	4.00%	02/01/2043	2,150	2,548,601
Series 2021 E-1, RB	4.00%	02/01/2046	9,500	11,199,718
Subseries 2012 E-1, RB	5.00%	02/01/2031	2,965	2,988,300
Subseries 2012 F-1, RB	5.00%	05/01/2034	525	535,281
Subseries 2013 F-1, RB	5.00%	02/01/2027	1,500	1,581,978
Subseries 2016 E-1, RB	5.00%	02/01/2037	3,905	4,560,834
Subseries 2018 A-1, RB	5.00%	08/01/2037	1,655	2,068,300
Subseries 2018 A-1, RB	5.00%	08/01/2038	10,000	12,472,309
Subseries 2018 A-1, RB	5.00%	08/01/2040	17,600	21,900,175
Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	15,000	18,689,737
Subseries 2021 S-1, Ref. RB	4.00%	07/15/2037	5,000	6,054,666
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts);
Series 2020 A, Ref. RB	5.00%	12/01/2031	425	556,581
Series 2020 A, Ref. RB	5.00%	12/01/2032	535	697,620
Series 2020 A, Ref. RB	4.00%	12/01/2033	700	845,743
Series 2020 A, Ref. RB	4.00%	12/01/2034	950	1,143,448
Series 2020 A, Ref. RB	4.00%	12/01/2035	300	360,050
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,095	2,780,194
New York (State of) Bridge Authority;
Series 2021 B, Ref. RB	5.00%	01/01/2029	1,750	2,226,379
Series 2021 B, Ref. RB	5.00%	01/01/2031	1,000	1,325,353
New York (State of) Dormitory Authority;
Series 2011 E, RB	4.50%	08/15/2040	455	456,527
Series 2012 A, Ref. RB	5.00%	12/15/2024	1,045	1,096,664
Series 2012 A, Ref. RB	5.00%	12/15/2029	17,000	17,836,828
Series 2012 A, Ref. RB	5.00%	12/15/2030	1,530	1,605,315
Series 2012 B, RB	5.00%	03/15/2028	10,285	10,426,232
Series 2012 B, RB	5.00%	03/15/2033	1,000	1,013,673
Series 2012 B, RB	5.00%	03/15/2035	500	506,822
Series 2012 B, RB	5.00%	03/15/2042	200	202,705
Series 2012 D, RB(b)(c)	5.00%	02/15/2022	1,135	1,146,106
Series 2012 D, RB	5.00%	02/15/2025	1,205	1,216,761
Series 2012 D, RB	5.00%	02/15/2028	4,660	4,705,386
Series 2012 D, RB	5.00%	02/15/2031	345	348,353
Series 2012 D, RB	5.00%	02/15/2042	400	403,738
Series 2012 G, RB	5.00%	10/01/2024	315	327,254
Series 2012, RB	5.00%	05/15/2024	205	209,484
Series 2012, RB	5.00%	05/15/2026	500	510,914
Series 2012, RB	5.00%	05/15/2029	2,000	2,043,470
Series 2015 A-1, Ref. RB(e)	4.80%	12/01/2023	870	871,450
Series 2018 A, RB	5.00%	03/15/2037	8,000	9,943,368
Series 2018 A, RB	5.00%	03/15/2038	3,500	4,346,777
Series 2018 A, RB	5.00%	07/01/2040	4,250	5,300,321
Series 2018 C, Ref. RB	5.00%	03/15/2034	14,000	17,408,987
Series 2018 C, Ref. RB	5.00%	03/15/2036	2,000	2,485,893
Series 2018 E, Ref. RB	5.00%	03/15/2037	8,000	10,092,772
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2018 E, Ref. RB	5.00%	03/15/2039	$ 10,000	$ 12,592,560
Series 2018 E, Ref. RB	5.00%	03/15/2040	5,000	6,287,712
Series 2020 D, Ref. RB	4.00%	02/15/2038	2,000	2,364,727
Series 2020 D, Ref. RB	4.00%	02/15/2039	4,415	5,210,098
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2012 A, RB(b)(c)	5.00%	07/01/2022	1,255	1,289,614
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - Jawonio, Inc.); Series 2017 A, RB(e)	4.63%	12/01/2027	1,210	1,172,523
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - United Cerebral Palsy Associations of New York State, Inc.);
Series 2017 A-1, RB(e)	4.88%	09/01/2027	3,485	3,444,433
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,625,000)(e)(f)	4.63%	10/01/2027	1,625	1,647,570
New York (State of) Dormitory Authority (Culinary Institute of America); Series 2012, RB(b)	5.00%	07/01/2028	500	513,790
New York (State of) Dormitory Authority (Fordham University); Series 2020, RB	4.00%	07/01/2046	2,260	2,618,367
New York (State of) Dormitory Authority (Iona College);
Series 2012 A, RB	5.00%	07/01/2022	1,110	1,139,954
Series 2012 A, RB	5.00%	07/01/2023	1,000	1,027,695
Series 2012 A, RB	5.00%	07/01/2024	1,000	1,026,923
Series 2012 A, RB	5.00%	07/01/2025	1,000	1,025,982
Series 2012 A, RB	5.00%	07/01/2026	1,000	1,024,746
Series 2012 A, RB	5.00%	07/01/2027	1,000	1,023,965
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2027	1,000	1,214,026
Series 2018 A, Ref. RB	5.00%	08/01/2028	1,000	1,238,783
Series 2018 A, Ref. RB	5.00%	08/01/2029	1,000	1,235,340
Series 2018 A, Ref. RB	5.00%	08/01/2033	4,275	5,217,878
New York (State of) Dormitory Authority (New School (The));
Series 2011, Ref. RB	5.00%	07/01/2023	2,490	2,499,262
Series 2016 A, Ref. RB	5.00%	07/01/2029	1,000	1,201,387
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,800	2,163,540
New York (State of) Dormitory Authority (New York University);
Series 2021 A, Ref. RB	4.00%	07/01/2037	1,500	1,833,082
Series 2021 A, Ref. RB	4.00%	07/01/2038	2,350	2,866,138
Series 2021 A, Ref. RB	4.00%	07/01/2039	2,500	3,042,369
Series 2021 A, Ref. RB	4.00%	07/01/2040	7,000	8,495,758
New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2015, Ref. RB	5.00%	07/01/2028	140	155,776
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(e)	5.00%	12/01/2022	1,000	1,045,877
Series 2017, Ref. RB(e)	5.00%	12/01/2023	2,800	3,046,900
Series 2017, Ref. RB(e)	5.00%	12/01/2025	1,300	1,516,389
Series 2017, Ref. RB(e)	5.00%	12/01/2026	1,500	1,801,718
Series 2017, Ref. RB(e)	5.00%	12/01/2027	1,300	1,580,175
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	5,000	6,194,176
New York (State of) Dormitory Authority (Rockefeller University);
Series 2012 A, RB	5.00%	07/01/2037	1,560	1,602,469
Series 2012 B, RB	5.00%	07/01/2033	2,670	2,742,687
Series 2012 B, RB	5.00%	07/01/2034	2,720	2,794,048
New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program);
Series 2012 C, RB	5.00%	10/01/2026	1,025	1,064,259
Series 2012 F, RB (INS - AGM)(d)	5.00%	10/01/2025	1,675	1,740,445
Series 2012 F, RB (INS - AGM)(d)	5.00%	10/01/2027	400	415,252
Series 2012 F, RB (INS - AGM)(d)	5.00%	10/01/2028	200	207,626
Series 2012 H, RB	5.00%	10/01/2026	1,690	1,754,874
Series 2012 H, RB	5.00%	10/01/2027	500	519,151
Series 2012 H, RB	5.00%	10/01/2028	400	415,321
Series 2012 H, RB	5.00%	10/01/2029	500	519,151
Series 2013 A, RB (INS - AGM)(d)	5.00%	10/01/2026	2,740	2,967,637
Series 2013 A, RB (INS - AGM)(d)	5.00%	10/01/2027	2,485	2,690,975
Series 2013 C, RB	5.00%	10/01/2026	1,665	1,802,688
Series 2013 C, RB	5.00%	10/01/2027	1,885	2,040,158
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2013 E, RB (INS - AGM)(d)	5.00%	10/01/2026	$ 3,190	$ 3,455,023
Series 2017 B, RB (INS - AGM)(d)	5.00%	10/01/2033	1,345	1,647,927
New York (State of) Dormitory Authority (St. John’s University);
Series 2012 A, RB(b)(c)	5.00%	07/01/2022	815	837,721
Series 2012 A, RB(b)(c)	5.00%	07/01/2022	180	185,018
Series 2012, RB(b)(c)	5.00%	07/01/2022	3,275	3,366,302
Series 2012, RB(b)(c)	5.00%	07/01/2022	10	10,279
Series 2012, RB	5.00%	07/01/2030	3,565	3,647,489
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	5.00%	07/01/2022	50	51,231
Series 2021, RB	5.00%	07/01/2023	60	63,927
Series 2021, RB	5.00%	07/01/2024	100	110,102
Series 2021, RB	5.00%	07/01/2025	90	102,080
Series 2021, RB	5.00%	07/01/2026	100	116,401
Series 2021, RB	5.00%	07/01/2027	120	142,743
Series 2021, RB	5.00%	07/01/2028	75	90,997
Series 2021, RB	5.00%	07/01/2029	100	123,440
Series 2021, RB	5.00%	07/01/2030	75	93,923
Series 2021, RB	4.00%	07/01/2035	200	228,933
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities);
Series 2018 A, RB	5.00%	07/01/2036	3,060	3,782,211
Series 2018 A, RB	5.00%	07/01/2038	1,850	2,274,204
New York (State of) Dormitory Authority (State University); Series 2012, RB	5.00%	05/15/2027	720	735,716
New York (State of) Dormitory Authority (Teachers College); Series 2012 B, RB(b)	5.00%	07/01/2042	2,000	2,055,757
New York (State of) Dormitory Authority (Yeshiva University); Series 2009, RB	5.00%	09/01/2027	1,130	1,132,261
New York (State of) Housing Finance Agency (Division Street); Series 2006 A, RB(a)	5.00%	02/15/2026	220	220,660
New York (State of) Housing Finance Agency (Green Bonds); Series 2018 H, RB	2.75%	11/01/2022	4,000	4,087,097
New York (State of) Housing Finance Agency (Secured Mortgage Program);
Series 2001 A, RB(a)	5.60%	08/15/2033	1,215	1,218,392
Series 2002 C, RB(a)	5.30%	08/15/2022	45	45,160
New York (State of) Housing Finance Agency (Sustainability Bonds);
Series 2019 K, RB	1.45%	05/01/2023	2,500	2,502,317
Series 2019, RB	1.63%	05/01/2023	1,500	1,501,440
Series 2021 D-2, RB(c)	0.65%	11/01/2025	4,000	3,982,525
New York (State of) Housing Finance Agency (Tri-Senior Development Housing); Series 2007 A, RB (LOC - Fannie Mae)(a)(i)	5.10%	11/15/2023	560	570,917
New York (State of) Metropolitan Transportation Authority; Series 2012 C, RB	5.00%	11/15/2028	9,985	10,406,925
New York (State of) State Dormitory Authority (Maimonides Medical Center);
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2038	300	347,340
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2039	400	462,953
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2040	400	461,694
New York (State of) Thruway Authority;
Series 2012 I, RB(b)(c)	5.00%	01/01/2022	10,000	10,039,520
Series 2012 I, RB(b)(c)	5.00%	01/01/2022	15,000	15,059,280
Series 2012 I, RB(b)(c)	5.00%	01/01/2022	20,500	20,581,016
Series 2018 L, Ref. RB	5.00%	01/01/2035	3,995	4,880,961
Series 2021 O, Ref. RB	4.00%	01/01/2043	15,000	17,940,733
New York (State of) Thruway Authority Highway & Bridge Trust Fund;
Series 2012 A, RB	5.00%	04/01/2026	250	253,982
Series 2012 A, RB	5.00%	04/01/2027	9,715	9,869,725
Series 2012 A, RB	5.00%	04/01/2028	1,000	1,015,926
Series 2012 A, RB	5.00%	04/01/2029	8,000	8,127,411
Series 2012 A, RB	5.00%	04/01/2030	2,150	2,184,242
Series 2012 A, RB	5.00%	04/01/2031	5,790	5,882,214
New York City (City of), NY Transitional Finance Authority; Series 2020 S-1, RB	4.00%	07/15/2041	8,465	10,014,025
New York City Health and Hospitals Corp.;
Series 2021 A, Ref. RB	5.00%	02/15/2038	690	896,376
Series 2021 A, Ref. RB	5.00%	02/15/2040	1,615	2,090,009
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York City Housing Development Corp.;
Series 1999 E, RB	6.25%	05/01/2036	$ 35	$ 35,125
Series 2013 B1, RB	5.25%	07/01/2030	2,605	2,801,551
Series 2013 B2, RB	5.25%	07/01/2030	15,000	16,131,774
Series 2013 B2, RB	5.25%	07/01/2032	1,350	1,450,968
Series 2013 L-2-A, RB	3.60%	11/01/2033	3,000	3,051,607
Series 2014 E, RB	3.40%	11/01/2029	685	706,071
New York City Housing Development Corp. (Ocean Gate Development); Series 2007 B, RB(a)	5.35%	06/01/2025	1,490	1,523,491
New York City Housing Development Corp. (Sustainable Neighborhood);
Series 2017 E, RB	3.05%	11/01/2032	2,000	2,133,017
Series 2018 L, RB(c)	2.75%	12/29/2023	1,885	1,929,598
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	2,325	2,328,139
Series 2000 A, RB	6.63%	06/01/2042	3,295	3,299,218
New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	40	40,169
Series 2001, RB	5.75%	06/01/2043	135	135,261
New York Counties Tobacco Trust IV; Series 2005 A, RB	4.75%	06/01/2026	2,185	2,186,864
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	440	479,842
Series 2016 A, Ref. RB	6.75%	06/01/2035	8,020	8,804,816
Series 2016 A, Ref. RB	6.45%	06/01/2040	830	1,008,141
Series 2016 A, Ref. RB	6.00%	06/01/2043	8,795	10,128,423
New York Liberty Development Corp. (1 World Trade Center Port Authority);
Series 2011, RB	5.00%	12/15/2041	140	140,327
Series 2011, RB	5.25%	12/15/2043	8,750	8,773,454
New York Liberty Development Corp. (7 World Trade Center);
Series 2012, Ref. RB	5.00%	09/15/2030	1,000	1,013,761
Series 2012, Ref. RB	4.00%	09/15/2035	160	161,557
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center); Series 2021 A, Ref. RB	1.90%	11/15/2031	2,500	2,517,558
New York State Environmental Facilities Corp.;
Series 2004, RB	4.50%	06/15/2024	100	100,340
Series 2012 A, Ref. RB	5.00%	06/15/2024	725	743,836
Series 2012 B, RB	5.00%	08/15/2024	2,375	2,398,427
New York State Environmental Facilities Corp. (Green Bonds); Series 2020, Ref. RB	4.00%	10/15/2045	4,100	4,896,050
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2004 C, RB	4.50%	06/15/2030	15	15,042
Series 2017 E, RB	5.00%	06/15/2042	12,375	15,123,048
Series 2018 B, RB	5.00%	06/15/2038	2,755	3,451,165
New York State Environmental Facilities Corp. (State Clean Water & Drinking Water);
Series 2021, RB	4.00%	06/15/2037	2,000	2,464,163
Series 2021, RB	4.00%	06/15/2038	7,515	9,240,795
Series 2021, RB	4.00%	06/15/2039	8,000	9,815,569
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2040	20,000	23,798,650
Series 2020 A, RB	5.00%	03/15/2041	2,500	3,208,771
Series 2020 C, Ref. RB	4.00%	03/15/2037	3,500	4,191,398
Series 2020 C, Ref. RB	4.00%	03/15/2045	11,015	12,937,949
New York State Urban Development Corp. (Bidding Group 2); Series 2021 A, Ref. RB	4.00%	03/15/2039	10,000	12,161,883
New York State Urban Development Corp. (Bidding Group 3);
Series 2021, Ref. RB	4.00%	03/15/2043	10,000	12,038,795
Series 2021, Ref. RB	4.00%	03/15/2046	5,000	5,974,660
New York Transportation Development Corp.;
Series 2020 A, Ref. RB(a)	5.00%	12/01/2034	900	1,137,825
Series 2020 A, Ref. RB(a)	5.00%	12/01/2036	900	1,131,243
Series 2020 A, Ref. RB(a)	4.00%	12/01/2038	1,000	1,149,116
New York Transportation Development Corp. (American Airlines, Inc.); Series 2021, Ref. RB(a)	2.25%	08/01/2026	4,000	4,147,561
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2034	$ 4,250	$ 4,718,525
Series 2018, RB(a)	5.00%	01/01/2034	3,370	4,042,557
Series 2020, RB(a)	5.00%	10/01/2035	5,000	6,213,126
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2030	1,000	1,110,000
Series 2016 A, RB(a)	4.00%	07/01/2033	4,000	4,302,107
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2031	1,100	1,404,149
Series 2020, Ref. RB	5.00%	12/01/2035	2,000	2,538,521
Newburgh (City of), NY Industrial Development Agency (Bourne & Kenney Redevelopment Co. LLC); Series 1999 A, RB(a)	5.75%	02/01/2032	2,370	2,381,231
Niagara Area Development Corp. (Niagara University); Series 2012 A, RB(b)(c)	5.00%	05/01/2022	320	326,333
Niagara Falls (City of), NY;
Series 2016, Ref. GO Bonds (INS - BAM)(d)	5.00%	05/15/2028	750	887,316
Series 2016, Ref. GO Bonds (INS - BAM)(d)	5.00%	05/15/2029	850	1,002,765
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2019, Ref. RB(a)	5.00%	04/01/2023	1,500	1,592,525
Series 2019, Ref. RB(a)	5.00%	04/01/2024	3,285	3,615,583
Series 2019, Ref. RB(a)	5.00%	04/01/2031	700	871,261
Series 2019, Ref. RB(a)	5.00%	04/01/2033	725	898,753
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	4.00%	05/15/2029	2,315	2,320,588
North Babylon Volunteer Fire Co., Inc.; Series 1997, RB (INS - AGC)(d)	5.75%	08/01/2022	135	135,440
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(d)	4.00%	12/01/2034	1,000	1,167,651
Series 2019, Ref. RB (INS - AGM)(d)	4.00%	12/01/2035	1,000	1,166,247
Series 2019, Ref. RB (INS - AGM)(d)	4.00%	12/01/2036	1,250	1,455,772
Series 2019, Ref. RB (INS - AGM)(d)	4.00%	12/01/2037	1,000	1,162,161
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	5.00%	07/01/2026	150	172,724
Onondaga (County of), NY Resource Recovery Agency;
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2029	780	929,324
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2030	275	325,980
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2031	350	413,847
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2032	455	536,786
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2033	475	559,162
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2034	500	587,879
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2027	450	540,940
Series 2017, Ref. RB	5.00%	05/01/2028	600	718,116
Series 2017, Ref. RB	5.00%	05/01/2029	450	537,025
Series 2017, Ref. RB	5.00%	05/01/2030	835	991,191
Series 2017, Ref. RB	5.00%	05/01/2032	600	705,384
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	5.00%	12/01/2038	3,325	4,289,571
Series 2019, Ref. RB	5.00%	12/01/2039	5,865	7,552,466
Onondaga Civic Development Corp.; Series 2015, Ref. RB	5.00%	10/01/2025	115	126,986
Onondaga Civic Development Corp. (Le Moyne College);
Series 2012, RB	5.00%	07/01/2022	465	477,687
Series 2012, RB(b)(c)	5.00%	07/01/2022	515	529,051
Series 2012, RB(b)(c)	5.00%	07/01/2022	490	503,369
Series 2012, RB(b)(c)	5.00%	07/01/2022	540	554,733
Series 2021, RB	4.00%	07/01/2038	150	174,376
Series 2021, RB	4.00%	07/01/2041	220	254,702
Onondaga Civic Development Corp. (Upstate Properties Development, Inc.); Series 2011, RB(b)(c)	5.50%	12/01/2021	1,000	1,000,000
Orange (County of), NY Industrial Development Agency (St. Luke’s Hospital of Newburgh, New York); Series 2001 A, RB (INS - AGC)(d)	5.38%	12/01/2021	425	425,000
Orange County Funding Corp. (Mount St. Mary College);
Series 2001 A, RB	5.00%	07/01/2022	530	541,143
Series 2012 B, RB	5.00%	07/01/2022	805	821,925
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2022	$ 650	$ 664,390
Series 2015 A, Ref. RB	5.00%	10/01/2023	700	732,510
Series 2015 A, Ref. RB	5.00%	10/01/2024	660	703,678
Poughkeepsie (City of), NY; Series 2019, Ref. GO Bonds	5.00%	06/01/2031	600	684,691
Public Housing Capital Fund Revenue Trust I; Series 2012, RB(e)	4.50%	07/01/2022	75	75,796
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2028	295	305,733
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JP Morgan Chase Bank)(a)(i)	5.38%	12/01/2025	1,030	1,033,427
Rockland (County of), NY; Series 2012 B, GO Bonds	5.00%	12/15/2022	600	629,921
Rockland (County of), NY Solid Waste Management Authority (Green Bonds);
Series 2021 A, RB(a)	5.00%	12/15/2029	675	857,259
Series 2021 A, RB(a)	5.00%	12/15/2030	585	755,449
Series 2021 A, RB(a)	5.00%	12/15/2031	235	309,127
Series 2021 A, RB(a)	5.00%	12/15/2032	750	984,380
Series 2021 A, RB(a)	5.00%	12/15/2033	750	981,751
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	45	45,459
Saratoga County Capital Resource Corp. (Skidmore College); Series 2014 B, Ref. RB	5.00%	07/01/2024	195	217,774
Spring Valley (Village of), NY;
Series 2005, GO Bonds (INS - NATL)(a)(d)	5.00%	05/01/2022	325	326,260
Series 2005, GO Bonds (INS - NATL)(a)(d)	5.00%	05/01/2023	335	336,242
Series 2005, GO Bonds (INS - NATL)(a)(d)	5.00%	05/01/2024	350	351,399
Series 2005, GO Bonds (INS - NATL)(a)(d)	5.00%	05/01/2025	365	366,453
Series 2007, GO Bonds (INS - AMBAC)(a)(d)	5.00%	06/15/2022	405	406,377
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2012 A, RB(b)	5.25%	09/01/2033	1,050	1,062,899
Series 2017, Ref. RB	5.00%	09/01/2028	500	596,276
Series 2017, Ref. RB	5.00%	09/01/2031	690	811,961
Series 2021, Ref. RB	5.00%	09/01/2030	125	157,882
Series 2021, Ref. RB	5.00%	09/01/2032	120	153,731
Series 2021, Ref. RB	5.00%	09/01/2034	210	267,721
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2024	300	313,950
Series 2012, RB	5.00%	07/01/2025	920	961,672
Series 2016 A, Ref. RB	5.00%	07/01/2028	300	352,196
Series 2016 A, Ref. RB	5.00%	07/01/2030	785	917,877
Series 2016 A, Ref. RB	5.00%	07/01/2031	450	525,808
Suffern (Village of), NY;
Series 2016, GO Bonds	5.00%	03/15/2022	395	396,543
Series 2016, GO Bonds	5.00%	03/15/2023	310	311,186
Series 2016, GO Bonds	5.00%	03/15/2026	475	476,856
Suffolk (County of), NY; Series 2021 A, GO Bonds (INS - BAM)(d)	5.00%	06/15/2029	6,535	8,358,397
Suffolk (County of), NY Industrial Development Agency;
Series 1996, Ref. RB(g)(j)	6.70%	12/31/2021	2,330	23
Series 2007 A-C, RB	5.95%	11/01/2022	80	80,039
Series 2007 A-D, RB	5.95%	11/01/2022	120	120,057
Series 2007 A-F, RB	5.95%	11/01/2022	125	125,032
Suffolk (County of), NY Industrial Development Agency (Nissequogue Cogen Partners); Series 1998, RB(a)	5.50%	01/01/2023	540	545,216
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(e)	6.75%	06/01/2027	355	354,677
Sullivan County Infrastructure Local Development Corp. (Adelaar Infrastructure);
Series 2016 A-1, RB(e)	4.85%	11/01/2031	13,125	13,975,522
Series 2016 B-1, RB(e)	4.85%	11/01/2031	1,885	2,007,151
Series 2016 C-1, RB(e)	4.85%	11/01/2031	1,840	1,959,235
Series 2016 D-1, RB(e)	4.85%	11/01/2031	1,210	1,288,410
Town of Hempstead Local Development Corp. (Evergreen Charter School);
Series 2019, RB(e)	6.25%	12/01/2022	270	270,874
Series 2019, Ref. RB(e)	6.15%	12/01/2029	2,470	2,934,346
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority;
Series 2012 B, Ref. RB	5.00%	11/15/2024	$ 1,000	$ 1,045,137
Series 2017 B, Ref. RB	5.00%	11/15/2036	11,110	13,520,387
Series 2021 C-1A, RB	5.00%	05/15/2040	4,000	5,295,553
Series 2021 C-1A, RB	5.00%	05/15/2041	2,000	2,638,930
Series 2021 C-1A, RB	4.00%	05/15/2042	5,000	6,027,899
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 C, Ref. RB	5.00%	11/15/2036	10,950	13,757,315
Series 2018 C, Ref. RB	5.00%	11/15/2038	5,000	6,268,720
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2020, Ref. RB	5.00%	09/01/2025	1,150	1,331,520
Series 2020, Ref. RB	5.00%	09/01/2037	5,000	6,385,854
Series 2020, Ref. RB	5.00%	09/01/2038	5,000	6,374,471
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	3,130	3,491,256
Series 2017 A, Ref. RB	5.00%	06/01/2030	5,000	6,013,087
Series 2017 A, Ref. RB	5.00%	06/01/2031	5,000	5,991,954
Series 2017 A, Ref. RB	5.00%	06/01/2032	5,000	5,975,440
Series 2017 A, Ref. RB	5.00%	06/01/2033	5,000	5,967,228
Valley Health Development Corp. (Valley Health Services); Series 2000 A, Ref. RB (CEP - GNMA)	6.75%	05/20/2022	10	10,051
Westchester County Local Development Corp.; Series 2021, Ref. RB(e)	2.88%	07/01/2026	10,000	10,062,999
Western Nassau County Water Authority (Green Bonds);
Series 2021 A, RB	4.00%	04/01/2034	1,240	1,519,179
Series 2021 A, RB	4.00%	04/01/2035	1,225	1,495,400
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(e)	3.00%	12/01/2026	1,285	1,290,575
White Plains Housing Development Corp. (Battle Hill Houses, Section 8 Assisted); Series 1996 A, Ref. RB (CEP - Federal Housing Administration)	6.65%	02/01/2025	30	32,005
Yonkers (City of), NY Industrial Development Agency (Monastery Manor Associates, L.P.); Series 2005, RB(a)	5.00%	04/01/2025	1,190	1,194,777
Yonkers Economic Development Corp. (Lamartine/Warburton LLC - Charter School of Educational Excellence); Series 2019 A, RB	4.00%	10/15/2029	200	221,828
				1,712,088,796
Puerto Rico–9.41%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033		13,355	13,447,787
Series 2002, RB	5.50%	05/15/2039		38,385	39,412,302
Puerto Rico (Commonwealth of);
Series 1998, GO Bonds(g)	5.00%	07/01/2028		25	24,406
Series 2007 A, GO Bonds(g)	5.00%	07/01/2024		165	162,938
Series 2007 A, GO Bonds(g)	5.25%	07/01/2029		15	14,888
Series 2007 A, Ref. GO Bonds(g)	5.50%	07/01/2023		5,000	4,968,750
Series 2011 E, Ref. GO Bonds(g)	5.38%	07/01/2030		1,400	1,354,500
Series 2012 A, Ref. GO Bonds(g)	5.50%	07/01/2026		240	226,200
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, RB(b)	5.25%	07/01/2024		7,750	7,965,288
Puerto Rico (Commonwealth of) Convention Center District Authority; Series 2006 A, RB (INS - FGIC)(d)(k)	5.00%	07/01/2023		150	142,125
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(d)	5.00%	07/01/2024		500	507,442
Series 2005 RR, RB (INS - NATL)(d)	5.00%	07/01/2022		50	50,744
Series 2005 RR, RB (INS - NATL)(d)	5.00%	07/01/2024		280	284,167
Series 2005 SS, Ref. RB (INS - NATL)(d)	5.00%	07/01/2022		100	101,488
Series 2005 SS, Ref. RB (INS - NATL)(d)	5.00%	07/01/2023		830	842,354
Series 2008 WW-RSA-1, RB(g)	5.25%	07/01/2025		5,000	4,937,500
Series 2010 DDD, Ref. RB(g)	5.00%	07/01/2022		100	98,500
Series 2016 E-2, RB(g)	10.00%	01/01/2022		501	521,056
Series 2016 E-4, RB(g)	10.00%	07/01/2022		500	521,056
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(d)	5.00%	07/01/2027	$ 835	$ 841,262
Series 2003, RB(g)	5.75%	07/01/2022	7,995	1,319,175
Series 2003, RB(g)	5.00%	07/01/2023	135	22,275
Series 2003, RB(g)	5.00%	07/03/2028	90	14,850
Series 2005 K, RB(g)	5.00%	07/01/2024	7,760	4,597,800
Series 2005 K, RB(g)	5.00%	07/01/2025	14,545	8,617,912
Puerto Rico (Commonwealth of) Highway & Transportation Authority (Puerto Rico State Infrastructure Bank);
Series 1998, RB(g)	5.00%	07/01/2022	90	14,850
Series 1998, RB(g)	5.00%	07/01/2028	425	70,125
Series 1998, RB (INS - NATL)(d)	5.00%	07/01/2028	50	50,080
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(a)	6.63%	06/01/2026	20,400	21,114,000
Series 2012, Ref. RB	5.00%	10/01/2022	415	423,649
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System); Series 2012, Ref. RB	5.00%	04/01/2022	650	660,369
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ryder Memorial Hospital); Series 1994 A, RB	6.70%	05/01/2024	955	857,551
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(d)	4.75%	08/01/2022	20	20,100
Series 2002 A, RB (INS - AGM)(d)	5.00%	08/01/2027	500	503,750
Series 2005 A, RB	5.25%	08/01/2024	10,000	10,050,000
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2002 D, RB(g)	5.13%	07/01/2024	275	301,813
Series 2004 S-1, RB(g)	5.25%	07/01/2029	10,000	11,037,500
Series 2007 M, Ref. RB(g)	6.25%	07/01/2023	1,270	1,450,975
Series 2007 M-1, Ref. RB(g)	5.75%	07/01/2049	50	55,750
Series 2007 M-2, Ref. RB(g)	10.00%	07/01/2034	1,400	1,662,500
Series 2007 N, RB(g)	5.50%	07/01/2025	30	33,450
Series 2009 P, Ref. RB(g)	6.25%	07/01/2026	50	56,688
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-2, Ref. RB (INS - AMBAC)(d)	10.00%	07/01/2035	1,250	1,290,326
Puerto Rico Public Finance Corp.; Series 2011 A, RB(g)	6.50%	08/01/2028	105,030	2,389,432
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(l)	0.00%	07/01/2024	220	211,371
Series 2018 A-1, RB(l)	0.00%	07/01/2027	5,930	5,426,767
Series 2018 A-1, RB(l)	0.00%	07/01/2031	10,000	8,035,793
Series 2018 A-1, RB(l)	0.00%	07/01/2033	665	497,966
Series 2018 A-1, RB	4.50%	07/01/2034	487	532,786
Series 2018 A-1, RB	4.55%	07/01/2040	246	279,441
Series 2018 A-1, RB(l)	0.00%	07/01/2046	1	334
Series 2018 A-1, RB(l)	0.00%	07/01/2051	1	242
Series 2018 A-1, RB	4.75%	07/01/2053	1,809	2,050,174
Series 2018 A-1, RB	5.00%	07/01/2058	2,074	2,381,071
Series 2019 A-2, RB	4.33%	07/01/2040	2,504	2,810,759
Series 2019 A-2, RB	4.54%	07/01/2053	75	84,032
Series 2019 A-2, RB	4.78%	07/01/2058	1,004	1,139,909
Series 2019 A-2B, RB	4.55%	07/01/2040	672	762,104
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2022	8,500	8,478,750
Series 2006 Q, RB	5.00%	06/01/2023	7,410	7,372,950
Series 2006 Q, RB	5.00%	06/01/2030	300	294,750
				183,398,872
Guam–0.70%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036		2,840	3,285,922
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–(continued)
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2024	$ 200	$ 207,459
Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2025	3,185	3,302,453
Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2026	2,690	2,788,160
Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2030	4,000	4,140,782
				13,724,776
Virgin Islands–0.68%
Tobacco Settlement Financing Corp.; Series 2001, RB	5.00%	05/15/2031		425	426,211
Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/2037		660	665,830
Virgin Islands (Government of) Public Finance Authority;
Series 2006, RB (INS - NATL)(d)	5.00%	10/01/2023		3,380	3,437,425
Series 2006, RB (INS - NATL)(d)	5.00%	10/01/2024		850	864,401
Series 2006, RB (INS - NATL)(d)	5.00%	10/01/2025		3,760	3,823,451
Series 2006, RB (INS - NATL)(d)	5.00%	10/01/2026		1,715	1,743,905
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note); Series 2015, RB(e)	5.00%	09/01/2033		1,500	1,694,073
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RB (INS - NATL)(d)	5.00%	10/01/2027		50	50,841
Series 2006, RB (INS - NATL)(d)	5.00%	10/01/2028		280	284,697
Series 2012, Ref. RB (INS - AGM)(d)	4.00%	10/01/2022		105	107,486
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Notes); Series 2009 C, Ref. RB	5.00%	10/01/2022		5	4,993
Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2003, RB (INS - AMBAC)(d)	4.50%	07/01/2028		125	125,377
					13,228,690
Total Municipal Obligations (Cost $1,966,195,989)					1,922,441,134
			Shares
Common Stocks & Other Equity Interests–0.14%
New York–0.14%
CMS Liquidating Trust; (Cost $6,838,400)(j)(m)				2,137	2,671,250
TOTAL INVESTMENTS IN SECURITIES(n)–98.78% (Cost $1,973,034,389)					1,925,112,384
BORROWINGS–(0.56)%					(11,000,000)
OTHER ASSETS LESS LIABILITIES–1.78%					34,767,120
NET ASSETS–100.00%					$1,948,879,504
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CPI	– Consumer Price Index
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $67,436,819, which represented 3.46% of the Fund’s Net Assets.
(f)	Restricted security. The aggregate value of these securities at November 30, 2021 was $3,119,458, which represented less than 1% of the Fund’s Net Assets.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $44,557,141, which represented 2.29% of the Fund’s Net Assets.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(l)	Zero coupon bond issued at a discount.
(m)	Non-income producing security.
(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	6.44%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,922,441,111	$23	$1,922,441,134
Common Stocks & Other Equity Interests	—	—	2,671,250	2,671,250
Total Investments in Securities	—	1,922,441,111	2,671,273	1,925,112,384
Other Investments - Assets
Investments Matured	—	10,172,068	—	10,172,068
Total Investments	$—	$1,932,613,179	$2,671,273	$1,935,284,452
Invesco Rochester® Limited Term New York Municipal Fund